Employee Benefit Plans (Asset Class) (Details)	Dec. 31, 2017
Pension Plan [Member] | Short-term securities | Maximum [Member]
Defined Benefit Plan Disclosure [Line Items]
Defined Benefit Plan, Target Plan Asset Allocations	5.00%
Pension Plan [Member] | Short-term securities | Minimum [Member]
Defined Benefit Plan Disclosure [Line Items]
Defined Benefit Plan, Target Plan Asset Allocations	0.00%
Pension Plan [Member] | Fixed Income Funds [Member] | Maximum [Member]
Defined Benefit Plan Disclosure [Line Items]
Defined Benefit Plan, Target Plan Asset Allocations	50.00%
Pension Plan [Member] | Fixed Income Funds [Member] | Minimum [Member]
Defined Benefit Plan Disclosure [Line Items]
Defined Benefit Plan, Target Plan Asset Allocations	35.00%
Pension Plan [Member] | Equity Securities, Canadian [Member] | Maximum [Member]
Defined Benefit Plan Disclosure [Line Items]
Defined Benefit Plan, Target Plan Asset Allocations	22.00%
Pension Plan [Member] | Equity Securities, Canadian [Member] | Minimum [Member]
Defined Benefit Plan Disclosure [Line Items]
Defined Benefit Plan, Target Plan Asset Allocations	12.00%
Pension Plan [Member] | Equity Securities, Non Canadian [Member] | Maximum [Member]
Defined Benefit Plan Disclosure [Line Items]
Defined Benefit Plan, Target Plan Asset Allocations	55.00%
Pension Plan [Member] | Equity Securities, Non Canadian [Member] | Minimum [Member]
Defined Benefit Plan Disclosure [Line Items]
Defined Benefit Plan, Target Plan Asset Allocations	30.00%
Non-pension Benefit Plans [Member | Short-term securities | Maximum [Member]
Defined Benefit Plan Disclosure [Line Items]
Defined Benefit Plan, Target Plan Asset Allocations	52.00%
Non-pension Benefit Plans [Member | Short-term securities | Minimum [Member]
Defined Benefit Plan Disclosure [Line Items]
Defined Benefit Plan, Target Plan Asset Allocations	47.00%
Non-pension Benefit Plans [Member | Equity Securities [Member] | Maximum [Member]
Defined Benefit Plan Disclosure [Line Items]
Defined Benefit Plan, Target Plan Asset Allocations	53.00%
Non-pension Benefit Plans [Member | Equity Securities [Member] | Minimum [Member]
Defined Benefit Plan Disclosure [Line Items]
Defined Benefit Plan, Target Plan Asset Allocations	48.00%